Annual Total Returns [BarChart] - Payden Emerging Markets Bond Fund - Prospectus-Investor Class - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	5.78%
Annual Return 2012	19.35%
Annual Return 2013	(7.16%)
Annual Return 2014	5.31%
Annual Return 2015	(0.84%)
Annual Return 2016	11.45%
Annual Return 2017	12.00%
Annual Return 2018	(7.03%)
Annual Return 2019	16.41%
Annual Return 2020	6.17%